Federated Mortgage Core Portfolio
Portfolio of Investments
September 30, 2020 (unaudited)
Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—86.7%
	Federal Home Loan Mortgage Corporation—24.0%
$ 40,000,000	1.500%, 10/1/2035	$40,955,652
2,774,835	2.500%, 10/1/2049	2,912,952
2,522,019	3.000%, 4/1/2031	2,673,725
2,695,195	3.000%, 1/1/2032	2,881,154
4,290,422	3.000%, 3/1/2032	4,571,295
3,726,272	3.000%, 3/1/2032	4,006,312
3,916,115	3.000%, 6/1/2032	4,170,036
4,986,148	3.000%, 6/1/2032	5,318,800
12,439,683	3.000%, 11/1/2032	13,130,429
1,884,549	3.000%, 12/1/2032	2,011,454
6,901,160	3.000%, 1/1/2033	7,391,765
23,906,917	3.000%, 2/1/2033	25,950,124
3,179,923	3.000%, 7/1/2033	3,426,852
21,955,358	3.000%, 1/1/2043	23,818,209
5,711,036	3.000%, 11/1/2044	5,989,915
1,127,346	3.000%, 6/1/2045	1,189,178
7,477,269	3.000%, 10/1/2045	8,039,258
938,240	3.000%, 5/1/2046	1,016,381
18,241,180	3.000%, 6/1/2046	19,446,871
7,468,886	3.000%, 6/1/2046	8,214,633
9,108,288	3.000%, 7/1/2046	9,895,332
2,839,772	3.000%, 9/1/2046	3,030,136
8,381,756	3.000%, 10/1/2046	8,993,391
9,637,916	3.000%, 10/1/2046	10,283,991
7,667,458	3.000%, 10/1/2046	8,306,040
3,746,480	3.000%, 11/1/2046	3,997,624
7,277,160	3.000%, 11/1/2046	7,644,454
8,676,917	3.000%, 12/1/2046	9,415,841
15,480,263	3.000%, 1/1/2047	16,237,398
14,452,455	3.000%, 5/1/2047	15,516,115
480,443	3.500%, 6/1/2026	510,079
275,172	3.500%, 6/1/2026	292,834
158,932	3.500%, 7/1/2026	168,736
7,503,653	3.500%, 7/1/2042	8,204,122
7,098,269	3.500%, 9/1/2043	7,720,967
3,896,065	3.500%, 5/1/2046	4,167,232
29,217,843	3.500%, 7/1/2046	31,753,598
16,107,403	3.500%, 11/1/2047	17,062,378
45,459,285	3.500%, 11/1/2047	48,268,118
19,993,856	3.500%, 12/1/2047	21,179,250
3,131,862	3.500%, 12/1/2047	3,416,393
24,347,575	3.500%, 12/1/2047	26,114,459
13,459,822	3.500%, 2/1/2048	14,324,284
20,995,744	3.500%, 2/1/2048	22,578,439
160,336	4.000%, 5/1/2024	170,003

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 1,103,935	4.000%, 8/1/2025	$1,170,496
123,397	4.000%, 5/1/2026	130,953
1,838,482	4.000%, 5/1/2026	1,951,055
1,805,596	4.000%, 12/1/2040	1,997,521
9,685,564	4.000%, 12/1/2041	10,702,985
1,376,664	4.000%, 1/1/2042	1,521,276
17,339,232	4.000%, 6/1/2047	18,911,382
17,288,032	4.000%, 10/1/2047	18,706,969
10,253,282	4.000%, 11/1/2047	10,987,495
10,112,419	4.000%, 12/1/2047	10,910,492
6,564,045	4.000%, 2/1/2048	7,051,927
17,519,793	4.000%, 4/1/2048	18,757,919
9,354,476	4.000%, 5/1/2048	10,009,711
7,535,292	4.000%, 6/1/2048	8,178,957
906	4.500%, 3/1/2021	908
40,413	4.500%, 9/1/2021	40,677
120,016	4.500%, 7/1/2024	125,745
138,062	4.500%, 8/1/2024	144,789
278,254	4.500%, 9/1/2024	291,812
192,738	4.500%, 9/1/2024	201,556
167,194	4.500%, 6/1/2025	175,817
905,095	4.500%, 11/1/2039	1,018,052
2,588,064	4.500%, 5/1/2040	2,911,059
265,602	4.500%, 6/1/2040	298,750
406,719	4.500%, 7/1/2040	457,479
1,573,928	4.500%, 8/1/2040	1,770,357
792,236	4.500%, 8/1/2040	891,109
4,839,846	4.500%, 9/1/2040	5,443,867
417,324	4.500%, 7/1/2041	467,842
899,325	4.500%, 7/1/2041	1,004,536
515,515	4.500%, 7/1/2041	575,825
8,973,734	4.500%, 2/1/2048	9,969,723
10,356,952	4.500%, 5/1/2048	11,215,822
5,860,776	4.500%, 10/1/2048	6,335,803
5,974	5.000%, 10/1/2021	6,059
20,610	5.000%, 11/1/2021	20,901
27,012	5.000%, 12/1/2021	27,506
67,755	5.000%, 6/1/2023	70,339
113,913	5.000%, 7/1/2023	118,387
52,690	5.000%, 7/1/2023	54,698
49,272	5.000%, 7/1/2025	51,094
1,344,745	5.000%, 1/1/2034	1,529,095
432,305	5.000%, 5/1/2034	492,074
1,940	5.000%, 11/1/2035	2,228
134,631	5.000%, 4/1/2036	155,086
9,951	5.000%, 4/1/2036	11,447
605	5.000%, 4/1/2036	697
580,184	5.000%, 4/1/2036	666,238
80,535	5.000%, 5/1/2036	92,943
168,596	5.000%, 6/1/2036	192,518

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 92,670	5.000%, 6/1/2036	$106,359
558,945	5.000%, 12/1/2037	644,937
80,484	5.000%, 5/1/2038	93,011
44,154	5.000%, 6/1/2038	50,831
95,443	5.000%, 9/1/2038	109,808
88,420	5.000%, 2/1/2039	101,835
91,552	5.000%, 6/1/2039	105,592
2,836,932	5.000%, 10/1/2039	3,255,383
240,752	5.000%, 2/1/2040	276,263
477,151	5.000%, 8/1/2040	546,935
2,313	5.500%, 3/1/2021	2,328
15,592	5.500%, 4/1/2021	15,664
2,499	5.500%, 1/1/2022	2,556
17,411	5.500%, 1/1/2022	17,778
49,211	5.500%, 1/1/2022	50,247
58,817	5.500%, 2/1/2022	60,147
1,152,865	5.500%, 5/1/2034	1,333,380
107,406	5.500%, 3/1/2036	125,366
26,934	5.500%, 3/1/2036	31,548
82,803	5.500%, 3/1/2036	96,968
106,183	5.500%, 3/1/2036	124,181
255,859	5.500%, 6/1/2036	299,052
114,222	5.500%, 6/1/2036	133,781
72,994	5.500%, 6/1/2036	85,465
91,609	5.500%, 9/1/2037	107,414
297,464	5.500%, 9/1/2037	348,541
120,752	5.500%, 12/1/2037	141,904
20,097	5.500%, 3/1/2038	23,545
11,327	6.000%, 7/1/2029	12,976
31,118	6.000%, 2/1/2032	36,079
28,076	6.000%, 5/1/2036	33,550
59,970	6.000%, 8/1/2037	72,134
241,883	6.000%, 9/1/2037	289,451
6,509	6.500%, 3/1/2022	6,719
8,716	6.500%, 6/1/2029	9,968
10,022	6.500%, 6/1/2029	11,488
3,863	6.500%, 7/1/2029	4,386
220,785	6.500%, 11/1/2036	264,159
521,300	6.500%, 10/1/2037	626,817
2,748	6.500%, 4/1/2038	3,301
2,314	6.500%, 4/1/2038	2,783
8,345	7.000%, 4/1/2032	9,760
124,216	7.000%, 4/1/2032	148,456
53,907	7.000%, 9/1/2037	65,790
21,435	7.500%, 8/1/2029	24,910
21,192	7.500%, 10/1/2029	24,497
11,491	7.500%, 11/1/2029	13,322
13,926	7.500%, 4/1/2031	15,475
13,680	7.500%, 5/1/2031	16,112
3,061	8.000%, 3/1/2030	3,578

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 34,581	8.000%, 1/1/2031	$40,854
49,650	8.000%, 2/1/2031	58,414
53,691	8.000%, 3/1/2031	63,408
1,267	8.500%, 9/1/2025	1,394
357	8.500%, 9/1/2025	394
	TOTAL	664,339,179
	Federal National Mortgage Association—34.0%
39,745,770	2.000%, 9/1/2035	41,327,183
24,994,289	2.000%, 9/1/2050	25,856,945
5,984,235	2.000%, 9/1/2050	6,190,776
24,951,176	2.000%, 10/1/2050	25,812,344
3,448,173	2.500%, 2/1/2028	3,644,655
19,659,799	2.500%, 11/1/2049	20,718,230
5,646,078	2.500%, 12/1/2049	5,921,817
8,517,705	2.500%, 12/1/2049	8,933,687
29,951,106	2.500%, 10/1/2050	31,544,873
2,449,922	3.000%, 2/1/2032	2,600,659
4,554,970	3.000%, 8/1/2043	4,848,924
3,337,420	3.000%, 9/1/2043	3,554,885
11,898,635	3.000%, 8/1/2046	12,766,905
4,672,792	3.000%, 9/1/2046	5,057,583
2,302,811	3.000%, 10/1/2046	2,457,179
6,573,676	3.000%, 10/1/2046	6,905,464
5,028,525	3.000%, 11/1/2046	5,353,039
7,133,848	3.000%, 11/1/2046	7,493,909
4,303,020	3.000%, 11/1/2046	4,591,472
2,534,302	3.000%, 1/1/2047	2,658,254
55,192,295	3.000%, 1/1/2047	57,891,733
1,219,052	3.000%, 2/1/2047	1,322,866
10,327,357	3.000%, 3/1/2047	10,848,601
15,178,195	3.000%, 3/1/2047	16,285,781
1,783,719	3.000%, 4/1/2047	1,905,520
10,459,148	3.000%, 12/1/2047	11,222,375
14,691,206	3.000%, 12/1/2047	15,900,986
5,199,822	3.000%, 2/1/2048	5,577,640
1,140,132	3.000%, 2/1/2048	1,222,973
22,655,544	3.000%, 4/1/2049	23,714,060
5,794,883	3.000%, 11/1/2049	6,157,536
2,192,636	3.000%, 11/1/2049	2,295,594
33,370,570	3.000%, 12/1/2049	34,937,538
27,808,890	3.000%, 12/1/2049	29,114,701
330,849	3.500%, 11/1/2025	351,258
203,715	3.500%, 11/1/2025	216,281
361,751	3.500%, 12/1/2025	384,066
114,040	3.500%, 1/1/2026	121,075
390,717	3.500%, 1/1/2026	414,819
25,821,726	3.500%, 4/1/2033	28,189,222
11,714,688	3.500%, 9/1/2042	12,943,710
18,851,354	3.500%, 7/1/2045	20,564,007
9,425,362	3.500%, 8/1/2046	10,101,547

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 11,969,935	3.500%, 8/1/2046	$12,773,122
16,298,146	3.500%, 9/1/2046	17,540,224
8,092,523	3.500%, 11/1/2046	8,799,914
7,491,110	3.500%, 2/1/2047	8,145,930
18,910,527	3.500%, 11/1/2047	20,031,693
17,993,963	3.500%, 12/1/2047	19,151,882
19,242,571	3.500%, 12/1/2047	20,480,838
10,277,234	3.500%, 12/1/2047	10,899,396
11,270,040	3.500%, 4/1/2048	11,924,129
12,104,024	3.500%, 9/1/2049	12,749,778
301,038	4.000%, 12/1/2025	319,471
292,108	4.000%, 7/1/2026	309,995
2,339,751	4.000%, 2/1/2041	2,588,455
5,881,060	4.000%, 12/1/2041	6,506,188
2,406,969	4.000%, 3/1/2042	2,671,844
4,522,554	4.000%, 4/1/2042	4,997,626
8,180,480	4.000%, 10/1/2045	8,973,461
1,811,420	4.000%, 3/1/2046	1,984,718
2,905,812	4.000%, 7/1/2046	3,155,752
2,633,692	4.000%, 9/1/2046	2,873,353
4,700,993	4.000%, 11/1/2046	5,104,535
19,515,803	4.000%, 6/1/2047	21,285,303
7,055,000	4.000%, 10/1/2047	7,625,230
9,926,855	4.000%, 10/1/2047	10,659,408
7,442,958	4.000%, 11/1/2047	8,020,122
8,450,072	4.000%, 12/1/2047	9,218,881
9,902,529	4.000%, 12/1/2047	10,747,166
5,663,196	4.000%, 1/1/2048	6,180,926
11,424,732	4.000%, 2/1/2048	12,235,689
7,466,037	4.000%, 2/1/2048	8,020,960
3,163,084	4.000%, 2/1/2048	3,417,312
9,952,300	4.000%, 2/1/2048	10,680,511
17,622,700	4.000%, 2/1/2048	18,890,127
3,030,161	4.000%, 3/1/2048	3,330,473
2,835,703	4.000%, 3/1/2048	3,049,926
28,402,774	4.000%, 3/1/2048	30,418,877
7,131,257	4.000%, 4/1/2048	7,777,849
9,094,348	4.000%, 5/1/2048	9,728,521
2,702,666	4.000%, 6/1/2048	2,891,130
10,730,176	4.000%, 6/1/2048	11,461,653
6,048,501	4.000%, 7/1/2048	6,446,462
4,303,285	4.000%, 11/1/2048	4,584,269
168,371	4.500%, 2/1/2039	188,939
965,110	4.500%, 5/1/2040	1,085,558
2,670,938	4.500%, 10/1/2040	2,996,765
310,267	4.500%, 11/1/2040	348,117
3,383,510	4.500%, 4/1/2041	3,787,803
1,691,306	4.500%, 6/1/2041	1,893,399
3,362,091	4.500%, 9/1/2041	3,755,421
352,174	5.000%, 5/1/2023	365,599

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 57,386	5.000%, 8/1/2023	$59,703
309,470	5.000%, 11/1/2023	323,832
1,882,461	5.000%, 2/1/2036	2,159,624
1,103,612	5.000%, 7/1/2040	1,265,017
1,406,620	5.000%, 10/1/2041	1,608,383
40,234	5.500%, 1/1/2032	46,217
27,014	5.500%, 1/1/2032	31,013
365,374	5.500%, 9/1/2034	425,269
1,192,143	5.500%, 12/1/2034	1,387,613
35,542	5.500%, 4/1/2035	41,257
426,910	5.500%, 11/1/2035	496,760
276,661	5.500%, 1/1/2036	322,584
95,856	5.500%, 3/1/2036	111,608
633,319	5.500%, 4/1/2036	737,732
440,165	5.500%, 4/1/2036	515,432
211,518	5.500%, 5/1/2036	247,899
136,639	5.500%, 9/1/2036	159,240
438,620	5.500%, 8/1/2037	511,599
165,534	5.500%, 7/1/2038	194,535
585,789	5.500%, 4/1/2041	677,072
11,398	6.000%, 1/1/2029	12,840
520	6.000%, 1/1/2029	525
14,590	6.000%, 2/1/2029	16,437
5,647	6.000%, 2/1/2029	6,369
4,503	6.000%, 4/1/2029	5,140
8,409	6.000%, 5/1/2029	9,493
14,741	6.000%, 5/1/2029	16,811
607,707	6.000%, 7/1/2034	718,293
323,904	6.000%, 11/1/2034	381,747
183,988	6.000%, 7/1/2036	220,874
41,504	6.000%, 7/1/2036	49,749
192,862	6.000%, 10/1/2037	230,839
131,544	6.000%, 6/1/2038	157,766
855,864	6.000%, 7/1/2038	1,026,780
65,839	6.000%, 9/1/2038	79,040
40,830	6.000%, 10/1/2038	49,169
426,186	6.000%, 2/1/2039	513,858
26,976	6.500%, 9/1/2028	29,893
3,754	6.500%, 8/1/2029	4,259
5,088	6.500%, 6/1/2031	5,916
14,207	6.500%, 6/1/2031	16,414
2,109	6.500%, 6/1/2031	2,439
5,298	6.500%, 6/1/2031	6,092
32,293	6.500%, 12/1/2031	37,862
3,054	6.500%, 1/1/2032	3,571
44,429	6.500%, 3/1/2032	51,997
160,960	6.500%, 4/1/2032	187,021
49,335	6.500%, 5/1/2032	57,931
247,777	6.500%, 7/1/2036	295,814
11,250	6.500%, 8/1/2036	13,476

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 13,964	6.500%, 9/1/2036	$16,777
75,437	6.500%, 12/1/2036	90,014
101,264	6.500%, 9/1/2037	122,033
6,253	6.500%, 12/1/2037	7,537
70,468	6.500%, 10/1/2038	84,872
562	7.000%, 7/1/2023	595
14,066	7.000%, 2/1/2024	14,818
686	7.000%, 5/1/2024	740
1,835	7.000%, 7/1/2024	1,992
1,075	7.000%, 7/1/2025	1,187
13,323	7.000%, 9/1/2031	15,632
5,859	7.000%, 9/1/2031	6,975
89,696	7.000%, 11/1/2031	106,960
6,309	7.000%, 12/1/2031	7,517
62,666	7.000%, 1/1/2032	70,737
27,708	7.000%, 2/1/2032	32,955
35,922	7.000%, 3/1/2032	42,869
217,053	7.000%, 3/1/2032	249,904
23,978	7.000%, 4/1/2032	28,221
117,504	7.000%, 4/1/2032	140,601
5,487	7.000%, 4/1/2032	6,559
13,375	7.000%, 6/1/2032	16,014
251,273	7.000%, 6/1/2037	306,615
924	7.500%, 1/1/2030	1,080
9,626	7.500%, 9/1/2030	11,270
13,992	7.500%, 5/1/2031	16,464
2,995	7.500%, 6/1/2031	3,521
37,248	7.500%, 8/1/2031	43,984
42,171	7.500%, 1/1/2032	48,710
3,585	7.500%, 6/1/2033	4,135
110	8.000%, 7/1/2023	115
4,539	8.000%, 10/1/2026	5,144
2,206	8.000%, 11/1/2029	2,567
392	9.000%, 6/1/2025	434
	TOTAL	940,037,724
	Government National Mortgage Association—3.6%
15,600,870	3.000%, 1/20/2047	16,399,662
1,352,996	3.500%, 8/15/2043	1,451,004
972,034	3.500%, 8/15/2043	1,042,446
14,878,639	3.500%, 3/20/2047	16,155,341
17,925,484	3.500%, 11/20/2047	19,472,871
1,319,304	4.000%, 9/15/2040	1,461,398
3,356,074	4.000%, 10/15/2040	3,711,504
1,559,213	4.000%, 1/15/2041	1,723,686
1,982,264	4.000%, 10/15/2041	2,181,450
5,299,204	4.000%, 5/20/2047	5,711,562
14,883,123	4.000%, 6/15/2048	15,853,084
341,104	4.500%, 1/15/2039	384,448
297,277	4.500%, 6/15/2039	337,673
1,059,981	4.500%, 10/15/2039	1,204,018

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$ 354,426	4.500%, 1/15/2040	$401,480
187,904	4.500%, 6/15/2040	211,911
233,654	4.500%, 9/15/2040	263,506
265,182	4.500%, 2/15/2041	298,399
1,046,190	4.500%, 3/15/2041	1,185,084
102,616	4.500%, 5/15/2041	115,470
3,469,529	4.500%, 6/20/2041	3,866,670
615,892	4.500%, 9/15/2041	691,115
382,881	4.500%, 10/15/2043	426,893
391,953	4.500%, 11/15/2043	437,008
522,673	5.000%, 1/15/2039	602,059
476,701	5.000%, 5/15/2039	547,468
649,107	5.000%, 8/20/2039	740,496
197,590	5.500%, 12/15/2038	231,214
143,213	5.500%, 12/20/2038	166,643
226,531	5.500%, 1/15/2039	264,389
283,195	5.500%, 2/15/2039	332,743
7,986	6.000%, 10/15/2028	8,926
9,818	6.000%, 3/15/2029	10,984
92,926	6.000%, 2/15/2036	108,774
128,396	6.000%, 4/15/2036	150,906
152,199	6.000%, 6/15/2037	179,279
11,892	6.500%, 10/15/2028	13,435
6,284	6.500%, 10/15/2028	6,839
7,769	6.500%, 11/15/2028	8,686
11,246	6.500%, 12/15/2028	12,596
3,733	6.500%, 2/15/2029	4,200
13,255	6.500%, 3/15/2029	14,898
27,631	6.500%, 9/15/2031	31,929
59,109	6.500%, 2/15/2032	68,026
16,516	7.000%, 11/15/2027	18,510
8,724	7.000%, 6/15/2028	9,746
16,953	7.000%, 11/15/2028	18,980
8,162	7.000%, 1/15/2029	9,291
7,644	7.000%, 5/15/2029	8,777
2,209	7.000%, 10/15/2029	2,523
22,159	7.000%, 5/15/2030	25,442
15,050	7.000%, 11/15/2030	17,440
13,376	7.000%, 12/15/2030	15,240
27,742	7.000%, 6/15/2031	31,550
14,581	7.000%, 8/15/2031	16,896
61,829	7.000%, 10/15/2031	71,838
11,035	7.000%, 12/15/2031	12,881
11,472	7.500%, 8/15/2029	13,123
42,354	7.500%, 10/15/2029	48,980
51,946	7.500%, 6/15/2030	60,696
4,375	7.500%, 10/15/2030	5,064
7,044	7.500%, 1/15/2031	8,247
2,176	8.000%, 1/15/2022	2,236
1,554	8.000%, 6/15/2022	1,607

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 3,865		8.000%, 8/15/2029	$4,486
2,552		8.000%, 10/15/2029	2,977
9,157		8.000%, 11/15/2029	10,690
9,196		8.000%, 1/15/2030	10,619
3,397		8.000%, 10/15/2030	3,957
75,200		8.000%, 11/15/2030	88,443
3,951		8.500%, 5/15/2029	4,643
		TOTAL	99,017,055
	[1]	Uniform Mortgage-Backed Securities, TBA—25.1%
71,000,000		2.000%, 10/1/2035	73,816,130
48,500,000		2.000%, 10/1/2050	50,156,852
60,000,000		2.500%, 10/1/2035	62,671,860
238,500,000		2.500%, 10/1/2050	250,257,239
195,000,000		3.000%, 10/1/2050	204,292,920
50,000,000		3.000%, 10/20/2050	52,354,690
		TOTAL	693,549,691
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,281,105,498)	2,396,943,649
		ASSET-BACKED SECURITIES—9.2%
		Auto Receivables—1.8%
6,268,000		AmeriCredit Automobile Receivables Trust 2020-2, Class C, 1.480%, 2/18/2026	6,289,753
11,095,000		Santander Drive Auto Receivables Trust 2020-2, Class D, 2.220%, 9/15/2026	11,295,838
23,062,000		Santander Drive Auto Receivables Trust 2020-3, Class C, 1.120%, 1/15/2026	23,123,640
10,025,000		Tesla Auto Lease Trust 2020-A, Class A3, 0.680%, 12/20/2023	10,033,337
		TOTAL	50,742,568
	[2]	Credit Card—4.5%
12,895,000		American Express Credit Account Master Trust 2018-9, Class A, 0.532% (1-month USLIBOR +0.380%), 4/15/2026	12,957,297
14,368,000		Capital One Multi-Asset Execut 2017-A5, Class A5, 0.732% (1-month USLIBOR +0.580%), 7/15/2027	14,465,798
35,255,000		Chase Issuance Trust 2018-A1, Class A1, 0.352% (1-month USLIBOR +0.200%), 4/17/2023	35,330,495
26,460,000		Discover Card Execution Note Trust 2017-A5, Class A5, 0.752% (1-month USLIBOR +0.600%), 12/15/2026	26,669,865
22,500,000		Discover Card Execution Note Trust 2017-A7, Class A7, 0.512% (1-month USLIBOR +0.360%), 4/15/2025	22,583,612
12,340,000		Discover Card Execution Note Trust 2018-A2, Class A2, 0.482% (1-month USLIBOR +0.330%), 8/15/2025	12,378,538
		TOTAL	124,385,605
		Other—0.0%
1,071,216		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	1,084,932
		Student Loans—2.9%
12,495,889		Navient Student Loan Trust 2020-FA, Class A, 1.220%, 7/15/2069	12,571,460
26,588,000		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	26,764,186
16,686,015	[2]	SMB Private Education Loan Trust 2018-A, Class A2B, 0.952% (1-month USLIBOR +0.800%), 2/15/2036	16,653,841
22,400,000	[2]	SMB Private Education Loan Trust 2020-BA, Class A1B, 0.000% (1-month USLIBOR +1.100%), 7/15/2053	22,534,111
		TOTAL	78,523,598
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $253,203,173)	254,736,703
		COLLATERALIZED MORTGAGE OBLIGATIONS—7.4%
	[2]	Federal Home Loan Mortgage Corporation—2.4%
15,213,185		FHLMC REMIC, Series 3284, Class AF, 0.462% (1-month USLIBOR +0.310%), 3/15/2037	15,273,808
8,162,234		FHLMC REMIC, Series 4273, Class PF, 0.552% (1-month USLIBOR +0.400%), 11/15/2043	8,234,057
37,673,547		FHLMC REMIC, Series 4856, Class FD, 0.452% (1-month USLIBOR +0.300%), 8/15/2040	37,857,499
6,275,781		FHLMC REMIC, Series 4901, Class GF, 0.602% (1-month USLIBOR +0.450%), 7/25/2049	6,313,074
		TOTAL	67,678,438

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	[2]	Federal National Mortgage Association—4.3%
$ 15,861,424		FNMA REMIC, Series 2017-90, Class WF, 0.498% (1-month USLIBOR +0.350%), 11/25/2047	$15,921,560
3,921,420		FNMA REMIC, Series 2018-15, Class JF, 0.448% (1-month USLIBOR +0.300%), 3/25/2048	3,934,312
29,870,969		FNMA REMIC, Series 2019-27, Class FH, 0.598% (1-month USLIBOR +0.450%), 6/25/2049	30,112,765
13,150,239		FNMA REMIC, Series 2019-30, Class FB, 0.548% (1-month USLIBOR +0.400%), 7/25/2049	13,275,626
7,351,901		FNMA REMIC, Series 2019-33, Class FB, 0.598% (1-month USLIBOR +0.450%), 7/25/2049	7,398,614
14,981,147		FNMA REMIC, Series 2019-39, Class FA, 0.548% (1-month USLIBOR +0.400%), 8/25/2049	15,090,006
9,351,495		FNMA REMIC, Series 2019-47, Class FB, 0.548% (1-month USLIBOR +0.400%), 5/25/2040	9,423,360
22,350,279		FNMA REMIC, Series 2019-56, Class AF, 0.548% (1-month USLIBOR +0.400%), 10/25/2049	22,542,709
		TOTAL	117,698,952
		Non-Agency Mortgage-Backed Securities—0.7%
674,563		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	586,540
451,997		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	271,356
154,828		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 3.305%, 8/25/2035	152,689
4,854,204		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	4,728,249
4,915,710		Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	4,896,282
9,888,560		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	9,859,386
		TOTAL	20,494,502
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $204,810,595)	205,871,892
		COMMERCIAL MORTGAGE-BACKED SECURITIES—2.1%
		Agency Commercial Mortgage-Backed Securities—2.1%
25,731,467		FHLMC REMIC, Series K736, Class A1, 1.895%, 6/25/2025	26,497,243
28,000,000		FHLMC REMIC, Series KC03, Class A2, 3.499%, 1/25/2026	30,613,783
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $54,139,172)	57,111,026
		INVESTMENT COMPANY—21.8%
602,185,415	[3]	Federated Hermes Government Obligations Fund, Premier Shares, 0.04%[4] (IDENTIFIED COST $602,185,415)	602,185,415
		TOTAL INVESTMENT IN SECURITIES—127.2% (IDENTIFIED COST $3,395,443,853)	3,516,848,685
		OTHER ASSETS AND LIABILITIES - NET—(27.2)%[5]	(752,407,656)
		TOTAL NET ASSETS—100.0%	$2,764,441,029

Federated Hermes Government Obligations Fund, Premier Shares
Value as of 12/31/2019	$121,153,079
Purchases at Cost	$1,883,626,706
Proceeds from Sales	$(1,402,594,370)
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Value as of 9/30/2020	$602,185,415
Shares Held as of 9/30/2020	602,185,415
Dividend Income	$739,225

1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	All or a portion of these securities are segregated pending settlement of when issued and delayed delivery transaction
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of dollar-roll transactions as of September 30, 2020.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2020.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$2,396,943,649	$—	$2,396,943,649
Asset-Backed Securities	—	254,736,703	—	254,736,703
Collateralized Mortgage Obligations	—	205,871,892	—	205,871,892
Commercial Mortgage-Backed Securities	—	57,111,026	—	57,111,026
Investment Company	602,185,415	—	—	602,185,415
TOTAL SECURITIES	$602,185,415	$2,914,663,270	$—	$3,516,848,685

The following acronym(s) are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit